Transfers of financial assets - Schedule of Carrying Value Of Transferred Assets and Associated Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	£ 203,318	£ 180,769	[1]	£ 206,971
Financial assets at amortised cost	514,635	520,322	[1]	517,156
Financial assets at fair value through other comprehensive income	27,592	23,154	[1]	28,137
Loans and advances to customers	449,745	454,899	[1]	£ 448,567
Senior unsecured notes issued	42,280	41,952
Repurchase and securities lending transactions | Assets £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	2,716	6,370
Financial assets at amortised cost	1,189	173
Financial assets at fair value through other comprehensive income	10,928	8,803
Repurchase and securities lending transactions | Liabilities £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	1,990	1,483
Financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	5,526	6,990
Securitisation programmes | Less held by the group | Externally held notes in issue £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Senior unsecured notes issued	20,150	22,343
Securitisation programmes | Assets £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Loans and advances to customers	30,716	29,384
Securitisation programmes | Liabilities £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Loans and advances to customers	£ 4,234	£ 2,806

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.